Costs (Tables)	12 Months Ended
Dec. 31, 2017
Costs
Disclosure of detailed information about Purchase, services and other [text block]

Purchase, services and other

(€ million)	2017	2016	2015
Production costs - raw, ancillary and consumable materials and goods	35,907	27,783	39,812
Production costs - services	12,228	12,727	13,197
Operating leases and other	1,684	1,672	2,205
Net provisions for contingencies	886	505	644
Expenses for price variation on overliftling and underlifting operations	145	240	278
Other expenses	1,844	1,512	1,135
	52,694	44,439	57,271
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(224)	(297)	(323)
- capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(18)	(100)
	52,461	44,124	56,848

Disclosure of detailed information about arrangements involving legal form of lease [text block]

Future minimum lease payments expected to be paid under non-cancelable operating leases are provided below:

(€ million)	2017	2016	2015
To be paid:
- within 1 year	883	593	495
- between 2 and 5 years	1,710	1,040	1,061
- beyond 5 years	1,939	785	809
	4,532	2,418	2,365

Payroll and related costs [text block]

Payroll and related costs

(€ million)	2017	2016	2015
Wages and salaries	2,447	2,491	2,648
Social security contributions	441	445	453
Cost related to employee benefit plans	113	81	85
Other costs	162	202	182
	3,163	3,219	3,368
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(202)	(215)	(203)
- capitalized direct costs associated with self-constructed assets - intangible assets	(10)	(10)	(46)
	2,951	2,994	3,119

Disclosure of detailed information about average number of employees [text block]

The Group average number and breakdown of employees by category is reported below:

	2017		2016		2015
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	995	17	1,018	18	1,044	17
Junior managers	9,089	98	9,160	109	9,091	108
Employees	16,721	371	17,180	384	17,685	379
Workers	5,659	285	5,703	294	5,895	303
	32,464	771	33,061	805	33,715	807

Disclosure of information about key management personnel [text block]

Compensation of personnel holding key positions in planning, directing and controlling the Eni Group subsidiaries, including executive and non-executive officers, general managers and managers with strategic responsibilities in office during the year (including contributions and ancillary costs) amounted to €43 million, €44 million and €42 million for 2017, 2016 and 2015, respectively, and consisted of the following:

(€ million)	2017	2016	2015
Wages and salaries	25	26	26
Post-employment benefits	2	2	2
Other long-term benefits	9	12	12
Indemnities upon termination of employment	7	4	2
	43	44	42

Disclosure of detailed information about other operating income loss [text block]

The analysis of net income (loss) on commodity derivatives was as follows:

(€ million)	2017	2016	2015
Net income (loss) on cash flow hedging derivatives	12	(1)	2
Net income (loss) on other derivatives	(44)	17	(487)
	(32)	16	(485)

Disclosure of detailed information about depreciation and amortization [text block]

Depreciation and amortization

(€ million)	2017	2016	2015
Depreciation, depletion and amortization:
- tangible assets	7,199	7,308	8,646
- intangible assets	286	253	303
	7,485	7,561	8,949
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(2)	(2)	(9)
	7,483	7,559	8,940

Disclosure of detailed information about net impairment reversal [text block]

Net impairment (reversal)

(€ million)	2017	2016	2015
Impairments:
- tangible assets	848	1,067	5,993
- intangible assets	14		544
	862	1,067	6,537
less:
- reversal of impairments - tangible assets	(1,055)	(1,153)	(3)
- reversal of impairments - intangible assets	(32)	(389)
	(225)	(475)	6,534

Disclosure of detailed information about write-off [text block]	Write-off
(€ million)	2017	2016	2015
Write-off
- tangible assets	239	289	678
- intangible assets	24	61	10
	263	350	688